INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	Income (loss) before income taxes from continuing operations is summarized below:

	£2025	2024
Domestic	(61,780,879)	(11,947,917)
Foreign	(1,532,561)	(373,834)
	(63,313,440)	(12,321,751)

Schedule of Effective Income Tax Rate Reconciliation
The difference between the total provision for income taxes and the amount computed by applying the Jersey statutory income tax rate to the loss before income taxes is as follows:

	£2025	2024
Income tax (provision) / benefit 0%	—	—
Effects of:
United Kingdom (profit) / loss	291,187	71,028
Deferred tax asset valuation allowance	(291,187)	(71,028)
Income tax expense	—	—

Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets are as follows:

	£2025	2024
Deferred tax assets
Net operating loss carryforwards	362,215	71,028
Total gross deferred tax assets	362,215	71,028
Valuation allowance	(362,215)	(71,028)
Net current deferred tax assets	—	—